Note 8 - Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments not measured at fair value on a recurring basis were as follows:

			Classification of
			Estimated Fair Value
			Quoted
			Prices in	Significant
			Active	Observable
	Carrying	Fair	Markets	Inputs
	Amount	Value	(Level 1)	(Level 2)
Spire
As of September 30, 2022
Cash and cash equivalents	$6.5	$6.5	$6.5	$—
Notes payable	1,037.5	1,037.5	—	1,037.5
Long-term debt, including current portion	3,239.7	2,851.8	—	2,851.8
As of September 30, 2021
Cash and cash equivalents	$4.3	$4.3	$4.3	$—
Notes payable	672.0	672.0	—	672.0
Long-term debt, including current portion	2,994.9	3,375.9	—	3,375.9
Spire Missouri
As of September 30, 2022
Notes payable - associated companies	$445.3	$445.3	$—	$445.3
Long-term debt, including current portion	1,637.7	1,473.9	—	1,473.9
As of September 30, 2021
Note Payable	$250.0	$250.0	$—	$250.0
Notes payable - associated companies	240.9	240.9	—	240.9
Long-term debt	1,338.4	1,540.4	—	1,540.4
Spire Alabama
As of September 30, 2022
Cash and cash equivalents	$2.4	$2.4	$2.4	$—
Notes payable - associated companies	260.9	260.9	—	260.9
Long-term debt	571.5	485.0	—	485.0
As of September 30, 2021
Notes payable - associated companies	$49.0	$49.0	$—	$49.0
Long-term debt, including current portion	621.2	707.5	—	707.5